EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Periodic Benefit Cost
	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Net periodic benefit cost:
Service cost	$29	$24	$32
Interest cost	126	118	126
Amortization of prior service costs	(973)	(1,737)	(1,703)
Amortization of net (gain) or loss	(115)	(227)	(132)
Total net periodic benefit cost	$(933)	$(1,822)	$(1,677)

Schedule of Amounts Recognized in Other Comprehensive Income
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$(91)
Net (gain) or loss for the period	(1,333)	558	(668)
Amortization of prior service costs	973	1,737	1,703
Amortization of net gain or (loss)	115	227	132
Total recognized in other comprehensive income (expense)	$(245)	$2,522	$1,076
Total recognized in net periodic benefit cost and other comprehensive income	$(1,178)	$700	$(601)

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost
	Increase	Decrease
Effect on service cost and interest cost	$15	$(12)
Effect on post-retirement benefit obligation	$104	$(82)

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Change in benefit obligation:
Benefit obligation at beginning of period	$2,977	$2,317	$2,995
Service cost	29	24	32
Interest cost	126	118	126
Benefits paid	(18)	(40)	(77)
Change in plan provisions	--	--	(91)
Actuarial loss (gain)	(1,333)	558	(668)
Benefit obligation end of period	$1,781	$2,977	$2,317
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	18	40	77
Benefits paid	(18)	(40)	(77)
Fair value of plan assets at end of period	$--	$--	$--
Funded status	$(1,781)	$(2,977)	$(2,317)

Schedule of Amounts Recognized in Statement of Financial Position
	As of December 31, 2015	As of December 31, 2014	As of December 31, 2013
Amounts recognized in statement of financial position:
Current liabilities	(40)	(83)	(89)
Non-current liabilities	(1,741)	(2,894)	(2,228)
Net amount recognized	$(1,781)	$(2,977)	$(2,317)
Weighted average assumptions used:
Discount rate	4.80%	4.30%	5.20%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65)	6.75%/10.00%	7.00%/20.00%	7.75/25.00%
Ultimate rate (pre 65/ post 65)	4.50%/5.00%	4.50%/5.00%	5.00/5.00%
Year the ultimate rate is reached (pre 65/ post 65)	2025/2022	2025/2022	2022/2022

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2016	$40
2017	54
2018	60
2019	71
2020	78
2021-2025	$434

Schedule of Weighted Average Assumptions Used

Weighted average assumptions used:
Discount rate	4.30%	5.20%	4.30%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A

Schedule of Health Care Cost Trend Rates
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	7.00%/20.00%	7.75%/25.00%	8.25/35.00%
Ultimate rate (Pre-65/Post-65)	4.50%/5.00%	5.00%/5.00%	5.00/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2025/2022	2022/2022	2022/2022
Measurement date	December 31, 2015	December 31, 2014	December 31, 2013

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Periodic Benefit Cost
	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Net periodic benefit cost:
Interest cost	798	796	732
Expected return on plan assets	(1,130)	(1,257)	(948)
Amortization of prior service costs	3	3	--
Amortization of net (gain) or loss	31	--	97
Total net periodic benefit cost	$(298)	$(458)	$(119)

Schedule of Amounts Recognized in Other Comprehensive Income
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$93
Net (gain) or loss for the period	6	3,117	(4,696)
Amortization of prior service costs	(3)	(3)	--
Amortization of net gain or (loss)	(31)	--	(97)
Total recognized in other comprehensive income (expense)	$(28)	$3,114	$(4,700)
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$(326)	$2,656	$(4,819)

Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Prior service cost	3	3	3
Net actuarial (gain) or loss	$33	$31	$--

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Change in benefit obligation:
Benefit obligation at beginning of period	$19,304	$15,873	$17,272
Interest cost	798	796	732
Benefits paid	(451)	(532)	(437)
Change in plan provisions	--	--	93
Actuarial loss (gain)	(1,046)	3,167	(1,787)
Benefit obligation end of period	$18,605	$19,304	$15,873
Change in plan assets
Fair value of plan assets at beginning of period	$18,134	$16,652	$12,543
Actual return on plan assets	78	1,307	3,857
Employer contribution	765	707	689
Benefits paid	(451)	(532)	(437)
Fair value of plan assets at end of period	$18,526	$18,134	$16,652
Funded status	$(79)	$(1,170)	$779
Accumulated benefit obligation	$18,605	$19,304	$15,873

Schedule of Amounts Recognized in Statement of Financial Position
Amounts recognized in statement of financial position
Non-current assets	$--	$--	$779
Non-current liabilities	(79)	(1,170)	--
Net amount recognized	$(79)	$(1,170)	$779
Weighted average assumptions used
Discount rate	4.60%	4.20%	5.10%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2016	$650
2017	731
2018	805
2019	866
2020	937
2021-2025	$5,446

Schedule of Weighted Average Assumptions Used
Weighted average assumptions used:
Discount rate	4.20%	5.10%	4.30%
Expected return on plan assets	6.20%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Weighted Average Asset Allocations
Asset Category:	December 31, 2015	Target allocation 2016
Equity securities	62%	60%
Debt securities	38%	40%
Real estate	0%	0%
Other	0%	0%
Total	100%	100%

Schedule of Assets Measured at Fair Value on a Recurring Basis
	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$18,526	$--
Total plan assets at fair value	$--	$18,526	$--

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$18,134	$--
Total plan assets at fair value	$--	$18,134	$--